Cost of sales of goods and services, without considering depreciation and amortization	12 Months Ended
Dec. 31, 2021
Disclosure of cost of sales [Line Items]
Cost of sales, without considering depreciation and amortization

21.   Cost of sales of goods and services, without considering depreciation and amortization

(a)	The cost of sales of goods is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	31,797	31,938	49,206

Cost of production
Services provided by third parties	224,979	143,652	196,895
Consumption of materials and supplies	107,908	70,942	96,351
Direct labor	75,099	62,885	79,076
Short-term and low-value lease	31,309	16,289	20,784
Maintenance and repair	25,681	22,235	19,729
Electricity and water	17,657	36,504	44,583
Transport	17,449	12,234	16,341
Insurance	16,091	12,036	12,235
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	(5,471)	5,054	(2,143)
Other	17,263	11,916	11,755
Total cost of production of the period	527,965	393,747	495,606
Final balance of products in process and finished goods, net of depreciation and amortization	(30,031)	(31,797)	(31,938)
Cost of sales of goods, without considering depreciation and amortization	529,731	393,888	512,874

(b)	The cost of services is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Services provided by third parties	594	189	331
Electricity and water	556	668	589
Insurances	46	81	163
Maintenance and repair	31	55	186
Consumption of materials and supplies	11	20	497
Transport	9	87	148
Direct labor	—	371	1,231
Short-term and low-value lease	—	6	89
Other minor cost of services	22	77	144
	1,269	1,554	3,378

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Cost of sales, without considering depreciation and amortization

15.  Cost of sales

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	US$(000)	US$(000)	US$(000)

Materials and supplies	698,246	581,658	693,292
Depreciation and amortization (see note 7 and 2(i))	471,759	451,001	523,512
Labor (a)	425,524	288,104	285,081
Third-party services	220,920	164,590	181,215
Energy	194,982	200,794	228,853
Cost related to COVID-19 pandemic (b)	89,050	95,702	—
Depreciation for right-of-use assets (see Note 7 and 10(b))	12,459	11,320	11,488
OEFA and OSINERGMIN contributions (c)	10,334	5,889	6,828
Variable lease payments, low-value and short-term leases	5,806	7,399	7,069
Change in finished goods inventory	(6,129)	10,391	(2,290)
Management fees	2,352	2,000	2,923
Change in work in process inventory	(16,609)	(49,575)	(23,427)
Other costs	46,394	39,982	47,033

	2,155,088	1,809,255	1,961,577

(a)

For the year ended December 31, 2021, labor includes an expense of US$156.2 million related to profit sharing for 2021 (US$28.9 million for the year ended December 31, 2020 and US$32.2 million for the year ended December 31, 2019), and a credit of US$2.6 million (an expense of US$8.3 million for the year ended December 31, 2020), as a result of the recognition in 2020 and subsequent update in 2021 of contingent liabilities for prior years that are open for inspection by the tax authority. Additionally, the year ended December 31, 2021, includes an expense of US$91.7 million for bonuses granted to workers as part of the new Union Agreements signed in 2021 (with terms of either 3 or 4 years beginning September 1, 2021).

(b)

For the year ended December 31, 2021, the Company recognized expenses associated with the COVID-19 pandemic and its revised operational plans of US$89.1 million, mainly representing labor expense associated with quartered-personnel at the mine site including housing costs and medical tests. For the year ended December 31, 2020, the Company recognized expenses of US$95.7 million, mainly representing incremental costs related to the state of care and maintenance of the facilities as part of Peru’s declaration of a National Emergency as a result of the COVID-19 outbreak, which restricted the Company’s operations (US$51.1 million), general COVID-19 expenses, mainly representing labor expense associated with quartered-personnel at the mine site including housing costs and medical tests (US$30.9 million) and cost savings initiatives that include severance costs associated with employee retirement programs and canceled capital projects (US$13.7 million).

(c)

The Company is subject to OSINERGMIN and OEFA (Organismo de Evaluación y Fiscalización Ambiental) royalties. The calculation for the OSINERGMIN royalty is 0.14% of invoiced sales for the years 2021 and 2020 (0.13% for the year 2019), and the calculation for the OEFA royalty is 0.10% of invoiced sales for the years 2021 and 2020 (0.11% for the year 2019).

In compliance with corporate policies, the Company recognizes administrative costs as an inventory cost (approximately US$45.3 million for the year ended December 31, 2021, US$35.6 million for the year ended December 31, 2020 and US$32.0 million for the year ended December 31, 2019). The effect of this policy is immaterial to the financial statements as a whole.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of cost of sales [Line Items]
Cost of sales, without considering depreciation and amortization

19.   Costs applicable to sales

(a)	This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and in-process	222,258	302,382	341,213
Beginning balance of provision for net realizable value, note 8(b)	(13,287)	(47,925)	(89,127)
Royalties to related parties, note 1(a) and note 25	15,928	18,638	22,297
Mining royalties to the government and OEFA contributions	6,553	7,570	9,255
Consumption of supplies	111,532	138,041	200,036
Personnel expenses	41,751	61,298	72,325
Other services	40,211	31,864	41,120
Maintenance	17,317	17,415	26,645
Power	12,933	20,241	23,619
Depreciation and amortization, note 2.4(l) and note 11	151,843	140,252	144,862
Workers' profit sharing	12,059	17,199	12,804
Incremental costs related to COVID-19 pandemic and care and maintenance (c)	20,309	43,672	—
Provision for mine closure, note 13(b)	823,889	124,780	142,129
Ending balance of provision for net realizable value, note 8(b)	1,259	13,287	47,925
Ending balance of finished goods and in-process	(211,845)	(222,258)	(302,382)

	1,252,710	666,456	692,721

(b)	For the years ended December 31, 2021, 2020 and 2019, the cost of inventories recognized in cost of sales was US$207,994, US$299,955 and US$326,790, respectively.
(c)	The Company recognized charges totaling US$ 20.3 million, US$ 43.7 million and nil for the year ended December 31, 2021, 2020 and 2019 respectively, associated with the COVID-19 pandemic and revised operating plans. These charges, none of which were capitalized into inventory, are made up as follows

	For the year ended to	For the year ended to
	December 2021	December 31, 2020
	US$(000)	US$(000)

Personnel expenses (i)	20,251	11,446
Labor expenses (ii)	58	5,069
Incremental costs (iii)	—	27,157
	20,309	43,672

(i)	Expenses associated to the implementation of the COVID-19 Surveillance, Prevention and Control Plan as part of gradual resumption of operations. Refer to Note 1(c) for additional information.
(ii)	Represents mainly payroll premiums distributed to employees.
(iii)	Represents incremental costs associated with care and maintenance status as part of Peru’s declaration of a National Emergency as a result of the COVID-19 outbreak, which restricted the Company’s operations.